General Information - Additional Information (Details)				1 Months Ended	3 Months Ended	6 Months Ended
	Jul. 01, 2024 USD ($) $ / shares shares	Feb. 26, 2024 USD ($) $ / shares shares	Feb. 26, 2024 kr / shares	Feb. 29, 2024 USD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Jul. 11, 2024 USD ($)	Jun. 07, 2024 USD ($) tranche	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
General Information About Financial Statements [Line Items]
Net loss						$ 153,504,000	$ 86,854,000
Accumulated deficit						(2,359,349,000)				$ (2,205,845,000)
Cash and cash equivalents						10,944,000	60,466,000			$ 11,157,000	$ 66,427,000
Current assets less current liabilities						(917,300,000)
Proceeds from the issuance of common stock						144,000,000
Proceeds from warrants						$ 4,841,000	$ 6,365,000
Facility Due June 2029
General Information About Financial Statements [Line Items]
Maximum borrowing capacity									$ 965,000,000
Number of tranches | tranche									2
Conversion price (in dollars per share) | $ / shares	$ 10.00
Entering into significant commitments or contingent liabilities | Facility Due June 2029
General Information About Financial Statements [Line Items]
Number of shares issued | shares	22,100,000
Maximum borrowing capacity								$ 965,000,000
Conversion price (in dollars per share) | $ / shares	$ 10.00
Issue of convertible instruments	$ 221,100,000
Aztiq Pharma Partners Sarl
General Information About Financial Statements [Line Items]
Percentage of ownership interest in subsidiary						36.20%
Alvogen
General Information About Financial Statements [Line Items]
Percentage of ownership interest in subsidiary						32.20%
Other Subsidiaries
General Information About Financial Statements [Line Items]
Percentage of ownership interest in subsidiary						31.60%
Maximum percentage of ownership interest held by each shareholder						2.4
OACB Warrants
General Information About Financial Statements [Line Items]
Proceeds from the issuance of common stock						$ 4,800,000
Number of shares issued | shares					419,660	419,660
Ordinary shares
General Information About Financial Statements [Line Items]
Increase (decrease) in shares issued (in shares) | shares		10,127,132				9,213,333
Vested earn-out shares		$ 166,000,000		$ 166,000,000		$ 150,500,000
Weighted average share price (in dollar per share) | (per share)		$ 16.41	kr 2,250
Ordinary shares | OACB Warrants
General Information About Financial Statements [Line Items]
Increase (decrease) in shares issued (in shares) | shares					419,660
Class of warrants or rights exercise price per share (in dollars per share) | $ / shares					$ 11.50
Number of shares called by each warrant or right | shares					1
Proceeds from warrants					$ 4,800,000